Segmented Information and Economic Dependence	9 Months Ended
Jan. 31, 2024
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION AND ECONOMIC DEPENDENCE
13.
SEGMENTED INFORMATION AND ECONOMIC DEPENDENCE

At January 31, 2024 and April 30, 2023, the Company has one reportable segment, being antibody production and related services.

The Company’s revenues are allocated to geographic regions for the three and nine months ended January 31, 2024 and 2023 as follows:

	Three months ended January 31,		Nine months ended January 31,
(in thousands)	2024 $	2023 $	2024 $	2023 $
United States of America	3,369	3,006	9,009	6,942
Europe	2,594	1,889	7,960	6,816
Canada	112	121	356	518
Australia	31	90	179	326
Other	115	65	555	442
	6,221	5,171	18,059	15,044

The Company’s revenues are allocated according to revenue types for the three and nine months ended January 31, 2024 and 2023 as follows:

	Three months ended January 31,		Nine months ended January 31,
(in thousands)	2024 $	2023 $	2024 $	2023 $
Project revenue	5,774	4,754	16,508	13,817
Product sales revenue	395	363	1,372	1,054
Cryostorage revenue	52	54	179	173
	6,221	5,171	18,059	15,044

The Company’s non-current assets are allocated to geographic regions as of January 31, 2024 and April 30, 2023 as follows:

	January 31, 2024 $	April 30, 2023 $
North America - Corporate	81	89
North America	4,650	1,025
Belgium	37,515	40,406
Netherlands	21,386	19,501
	63,632	61,021

Geographic segmentation of the Company’s net income (loss) for the three and nine months ended January 31, 2024 and 2023 is as follows:

	Three months ended January 31,		Nine months ended January 31,
(in thousands)	2024 $	2023 $	2024 $	2023 $
North America - Corporate	(3,335)	(620)	(6,022)	(4,500)
North America	765	(3,146)	51	(14,327)
Belgium	(1,488)	(1,267)	(3,829)	(3,276)
Netherlands	1,118	334	668	672
	(2,940)	(4,699)	(9,132)	(21,431)

Geographic segmentation of the interest and accretion, and amortization and depreciation for the three and nine months ended January 31, 2024 and 2023 is as follows:

	Three months ended January 31,		Nine months ended January 31,
Interest and accretion (in thousands)	2024 $	2023 $	2024 $	2023 $
North America - Corporate	14	2	4	17
North America	95	3	175	14
Belgium	(37)	3	—	12
Netherlands	114	111	352	169
	186	119	531	212

	Three months ended January 31,		Nine months ended January 31,
Amortization and depreciation (in thousands)	2024 $	2023 $	2024 $	2023 $
North America - Corporate	3	4	9	11
North America	137	195	439	563
Belgium	608	554	1,817	1,717
Netherlands	561	935	1,891	2,411
	1,309	1,688	4,156	4,702